AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 13, 2014.

File Nos. 333-180870 and 811-22698

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 74	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 78	☒

KRANESHARES TRUST

(Exact Name of Registrant as Specified in Charter)

1350 Avenue of the Americas, 2nd Floor

New York, New York 10019

(Address of Principal Executive Offices, Zip Code)

(646) 479-5031

(Registrant’s Telephone Number, including Area Code)

Jonathan Krane

Krane Funds Advisors, LLC

1350 Avenue of the Americas, 2nd Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On November 12, 2014 pursuant to paragraph (b)(1)(iii) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A for KraneShares Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until November 12, 2014, the effectiveness of Post-Effective Amendment No. 64 (“PEA No. 64”) with respect to the KraneShares FTSE Emerging Markets Plus ETF, which was filed with the Commission via EDGAR Accession No. 0001144204-14-050650 on August 15, 2014, pursuant to paragraph (a) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 64 with respect to the KraneShares FTSE Emerging Markets Plus ETF by means of this filing, Parts A, B and C of PEA No. 64 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the KraneShares FTSE Emerging Markets Plus ETF is incorporated herein by reference to Part A of PEA No. 64.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the KraneShares FTSE Emerging Markets Plus ETF is incorporated herein by reference to Part B of PEA No. 64.

PART C – OTHER INFORMATION

The Part C for the KraneShares FTSE Emerging Markets Plus ETF is incorporated herein by reference to Part C of PEA No. 64.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 74 to the Registrant’s Registration Statement (File Nos. 333-180870 and 811-22698) to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York on this 13th day of October 2014.

KraneShares Trust

/s/ Jonathan Krane
Jonathan Krane
Trustee, Principal Executive Officer and
Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Jonathan Krane	Trustee, Principal Executive Officer	October 13, 2014
Jonathan Krane	and Principal Financial Officer

/s/ Robb T. Doub*	Trustee	October 13, 2014
Robb T. Doub

/s/ John Ferguson*	Trustee	October 13, 2014
John Ferguson

/s/ Chris Ruppenstein*	Trustee	October 13, 2014
Chris Ruppenstein

/s/ Matthew Stroyman*	Trustee	October 13, 2014
Matthew Stroyman

* /s/ Jonathan Krane

    Jonathan Krane

* Attorney-in-Fact pursuant to powers of attorney dated November 8, 2012 and July 10, 2013.